March 14, 2014

DANIEL J. WINNIKE	EMAIL DWINNIKE@FENWICK.COM Direct Dial (650) 335-7657

VIA EDGAR AND OVERNIGHT COURIER

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:	Kevin Kuhar, Staff Accountant
Kaitlin Tillan, Assistant Chief Accountant
Joseph McCann, Staff Attorney
Mary Beth Breslin, Staff Attorney
Amanda Ravitz, Assistant Director

Re:	GoPro, Inc.
Draft Registration Statement on Form S-1
Filed February 7, 2014
CIK No. 1500435

Ladies and Gentlemen:

On behalf of GoPro, Inc. (“Company”), we are transmitting this letter in response to comments received from the staff (“Staff”) of the Securities and Exchange Commission (“Commission”) by letter dated March 5, 2014, with respect to the draft registration statement on Form S-1 (CIK No. 1500435) that was confidentially submitted to the Commission on February 7, 2014 and referenced above (the “Registration Statement”). This letter is being submitted together with the Company’s confidential draft No. 2 of the registration statement on Form S-1 (“Draft No. 2”). The numbered paragraphs below correspond to the numbered comments in that letter; the Staff’s comments are presented in bold italics. In addition to addressing the comments raised by the Staff in its letter, the Company has revised the confidential draft Registration Statement to update certain other disclosures. For the convenience of the Staff, we are also sending, by overnight courier, copies of this letter and hard copies of Draft No. 2 that are marked to show changes from the Registration Statement as originally submitted.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

Prospectus Summary, page 1

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that it has not provided, and it has not authorized any person to provide, in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”), any written materials to potential investors that are qualified institutional buyers or institutional accredited investors. In addition, the Company respectfully advises the Staff that the underwriters have informed it that no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act (the “JOBS Act”) by any broker or dealer that is participating or will participate in this offering. To the extent any such written materials are provided or research reports are published or distributed in the future, the Company will provide the Staff with any such materials or reports.

Company Overview, page 1

2.	Please concisely explain your dual class structure, Mr. Woodman’s ability to control matters submitted to stockholders and, if applicable, the exemptions available to you as a “controlled company” under stock exchange listing standards.

The Company advises the Staff that it has revised page 10 of the Registration Statement in response to the Staff’s comment. Further, the Company advises the Staff that because no individual, group or entity currently holds or, immediately following the initial public offering (“IPO”) will hold more than 50% of the voting power of its capital stock for the election of directors, the Company will not qualify as a “controlled company” under the corporate governance rules for NASDAQ- or NYSE-listed companies.

3.	Your disclosure in the first paragraph indicates that you presently are a “new media company;” however, your disclosure in the third paragraph indicates that substantially all of your revenue derives from the sale of hardware products and your disclosure on page 24 indicates that you presently are “investing to scale” yourself as a media entity. Accordingly, please revise the first paragraph of the summary to highlight your hardware business and to clarify the present status of your media business.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

In response to the Staff’s comment, the Company has included at the beginning of the Prospectus Summary the graphic that also appears at the beginning of the Business section that shows that capture devices are what the Company makes. The Company also notes that it has disclosed in this brief overview section that substantially all of its revenue to date has been generated from the sale of capture devices. In addition, the Company added disclosure on page 3 noting specifically that it has not derived revenue from the distribution of content, but plans to pursue revenue-generating opportunities from content distribution in the near term. The Company believes that with this presentation, investors will understand the Company’s focus to date on its hardware business.

The Company further believes that stating in this paragraph that the specified events “are establishing” it as a media entity is an accurate depiction of the current state of its business. As disclosed in the draft Registration Statement, the Company has built a team of production professionals to produce GoPro content and it actively curates user-generated content for distribution. As evidenced by the recent arrangements with Microsoft and Virgin America, third parties are interested in gaining access to this content. The Company also notes the frequent descriptions throughout the draft Registration Statement of its plans to seek to monetize the media created with its capture devices (for example, “Prospectus summary – Our strategy – Scale as a media brand,” “Risk factors – We plan to continue to invest in the further development of a content management platform and the acquisition and distribution of content, and we may not be successful in doing so,” “Management’s discussion and analysis of financial condition and results of operations – Overview; - Factors affecting our performance – Leveraging media content,” “Business – The GoPro opportunity – Consumers want compelling content on demand” and “Business – Our strategy – Scale as a media brand”). As such, the Company respectfully submits that the draft Registration Statement, including the “Company overview” section as revised, accurately presents the status of its media business.

Our Business Focus, page 1

4.	We note references to third party information throughout the prospectus, including, but not limited to, references to information from the NPD Group, Pew Research, and IDC. Please provide us with marked copies of any materials that support third party statements, clearly cross-referencing a statement with the underlying factual support. Additionally, please tell us if any reports were commissioned by you for use in connection with this draft registration statement, and, if so, please file the consent as an exhibit to your first public filing.

In response to the Staff’s comment, the Company is providing the Staff, under separate cover, a supplemental binder pursuant to Rule 418 of Regulation C and 17 C.F.R. § 200.83 containing marked copies of the third-party research cited in the Registration Statement and along with the table that includes the cross-references requested by the Staff. The Company additionally advises the Staff that none of the reports listed were commissioned by the Company for use in connection with the draft Registration Statement.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

Enjoy, page 2

5.	Here and elsewhere in the document where you provide statistics regarding users and usage on social media platforms, revise to state explicitly that you do not derive revenue from the distribution of GoPro content or from “social engagement.”

In response to the Staff’s comment, the Company has revised its disclosure on pages 3 and 85.

6.	Please provide us with support indicating how the data included in the four bullet points at the bottom of page 2 was calculated. Also, here and elsewhere in the document where you quantify the number of users, “likes,” followers or subscribers to your programming on a “GoPro Channel,” or the number of times this programming has been viewed, please revise to clarify whether these figures include individuals with multiple accounts, deactivated or inactive accounts, or multiple views by the same users.

In response to the Staff’s comment, the Company has included disclosure on page 42. In addition, the Company is providing the Staff, under separate cover, supplemental materials that provide objective support for the Company’s assertions in the Prospectus summary and Business sections about its social media metrics along with the table that includes the cross-references to the statements in the Registration Statement.

The virtuous cycle, page 3

7.	Reconcile the description of the “virtuous cycle” with your disclosure on page 17 that you do not expect to continue to grow revenue and profitability in the future at the same rate as you have in the past.

The Company respectfully submits to the Staff that the discussion of the “virtuous cycle” is not inconsistent with the risk factor cited in the Staff’s comment. The Company’s historic revenue growth rates are due in part to its relatively brief history of selling its products, with a majority of its sales occurring since 2009. Increases in revenue against the relatively smaller base of revenue from which such growth has occurred produces the very large percentage changes that the Company has experienced in the periods presented. The Company could achieve similar, or even larger, dollar amounts of growth in future periods due to the favorable impact of the “virtuous cycle,” but such growth occurring on a larger revenue base would not represent the same percentage rate of growth as in the prior periods presented in the Registration Statement.

Consumers want compelling content on demand, page 3

8.	We note your disclosure on page 87 indicating that Xbox has not yet commenced distribution of your programming. Accordingly, please revise to clarify the status of this initiative.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

In response to the Staff’s comment, the Company has revised its disclosure on page 4.

Our independent register ed public ac counting firm…, page 28

9.	We note that you attribute identification of the material weakness in your internal control over financial reporting at December 31, 2011 and 2012 to your independent registered public accounting firm. However, we note that PricewaterhouseCoopers has not, and was not required to opine on the effectiveness of your internal control over financial reporting at those dates. Please describe to us the nature and extent of the role played by PricewaterhouseCoopers in identifying the material weaknesses and revise the section to clarify the extent to which any statements should be attributed to your management as opposed to your auditor. In this regard, please refer to the guidance provided in the Division of Corporation Finance’s Securities Act Rules Compliance and Disclosure Interpretation 233.02 available on the Commission’s web site at http://www.sec.gov/divisions/corpfin/guidance/securitiesactrules-interps.htm..

The Company acknowledges that its independent registered public accounting firm has not previously been required to attest to the effectiveness of its internal control over financial reporting. However, according to PCAOB AU 325, an auditor may identify a material weakness in the completion of a financial statement audit and, if it does, it is required to communicate the material weakness to management and the audit committee. The Company’s independent registered public accounting firm identified the control deficiency discussed in the risk factor as a material weakness, and the Company also determined that the control deficiency did so represent a material weakness.

After the Company submitted its draft Registration Statement to the Staff on February 7, 2014, the Company completed its testing of remediation of the identified material weakness by testing newly designed and implemented controls to address the deficiency. In response to the Staff’s comment, and this remediation, the Company revised the risk factor on page 29 accordingly.

Capitalization, page 43

10.	Please revise to remove cash from the capitalization table since cash is not a component of your capitalization. As an alternative, the company may disclose the amount of its cash in the text before the table.

In response to the Staff’s comment, the Company has revised the capitalization table and related disclosure on page 46 to remove cash.

Factors Affecting Performance, page 53

11.	We note your disclosures on pages 2, 85 and elsewhere regarding social media metrics concerning your GoPro Network and GoPro Channels. To the extent management uses these metrics as key indicators of operating performance, please identify the specific metrics used and address them in your Results of Operations, as appropriate. Also provide an explanation of your calculations. For guidance, please refer to Part III.B.1 of Interpretive Release No. 33-8350 (December 19, 2003), available on the Commission’s website.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

The Company submits that it has reviewed and considered the disclosure guidelines of Interpretive Release No. 33-8350 (December 19, 2003) regarding the inclusion in “Management’s discussion and analysis of financial condition and results of operations” (“MD&A”), of key variables used by management to assess the business, and applied those guidelines in the preparation of the MD&A included in the Registration Statement. The Company supplementally advises the Staff that the social media metrics presented in the Registration Statement regarding consumer interaction with the GoPro Network and GoPro Channels are not used by management to evaluate the Company’s business, measure its performance, develop financial forecasts or make strategic decisions. The social media metrics disclosed in the “Business” section were used only to illustrate the level of engagement that the Company has with consumers, which it believes assists investors in appreciating the reach of the GoPro Network. In response to the Staff’s comment, the Company has included disclosure on page 42.

12.	Please describe any known trends or uncertainties that have had, or that you reasonably expect will have, a material favorable or unfavorable impact on sales or results of operations. For example, we note the significant variability among quarterly results as illustrated in the table at the top of page 65 reflecting a significant decline in your gross margin over the past six quarters, coupled with your disclosure on page 17 that you do not expect to continue to grow revenue and profitability in the future at the same rate as you have in the past. Please refer to Regulation S-K, Item 303(a)(3)(ii) for guidance.

The Company advises the Staff that it has disclosed all known trends or uncertainties that it believes may have a material impact on its sales or results of operations. In this regard, the Company notes on page 56 that it discusses proposed investments, expansion plans and seasonality as matters that are likely to affect its future operating results, and on page 58 it identifies the expected future growth in the three categories of operating expenses. The Company addresses the decline in gross profit margin directly in the period over period discussions on pages 60 and 61 and for the quarterly results of operations on 65.

Components of our results of operations and financial condition, page 54

13.	In the first bullet point under Revenue on page 54, you refer to using the “sell in” method. Please briefly explain how you define the “sell in” method.

In response to the Staff’s comment, the Company has revised its disclosure on page 56 to remove the reference to the “sell in” method, as the Company’s revenue recognition policy is more thoroughly addressed on pages 70 and 71.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

Revenue, page 58

14.	On page 53 you define “units shipped” as individual packaged camera units and you make reference to the units shipped in your discussion of your results of operations. Please tell us why the discussion of your results does not also include the impact of accessory sales.

In response to the Staff’s comment, the Company has revised its discussion on page 60 to include the impact of accessory sales on revenue for each of the comparative periods.

15.	With regard to your use of the metric “units shipped,” please clarify whether this metric reflects the gross number of units shipped or the number of units shipped net of returns, warranty claims or other factors impacting revenues.

In response to the Staff’s comment, the Company has revised the description of the “units shipped” metric to expressly state that the Company’s “units shipped” reflects the number of individual packaged camera units that are shipped during a reporting period, net of any returns.

Cost of revenue, gross profit and gross profit margin, page 59

16.	Please revise the second sentence on page 59 to disclose the extent to which each factor contributed to the increase in your cost of revenues. Please also disclose the extent to which the production problems that you identify on page 18 contributed to this increase, if material. Finally, please also disclose the underlying reason why warranty, freight and shipping costs increased in this period.

The discussion on page 61 has been updated to address the full year of 2013 compared to 2012. As disclosed, the gross profit margin declined in 2013 compared to 2012 due to changes in production costs of the products sold in 2013. The Company supplementally advises the Staff that there were no changes in other components of cost of revenue, including warranty, freight and shipping costs, that contributed materially to the year-over-year change in gross profit margin. The Company supplementally advises the Staff that, as indicated in the above cited risk factor, the production problems in late 2012 had the impact of delaying sales, and did not have a meaningful impact on gross profit margin.

Common stock valuations, page 76

17.	Please tell us the estimated initial public offering price range. To the extent that there is a significant difference between the estimated grant-date fair value of your common stock during the past twelve months and the estimated IPO price, please discuss for us each significant factor contributing to the difference.

The Company acknowledges the Staff’s comment. Once a determination of the proposed price range has been made, the Company will provide the requested discussion to the extent there is a significant difference between the estimated grant-date fair value of our common stock during the past 12 months and the estimated IPO price.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

Share, page 84

18.	Please provide us support for the claim that your “Basic Audience Rate of Engagement score,” on average, exceeded that of other leading consumer brands identified in your disclosure. Please also tell us how you selected the other brands and tell us whether you are aware of any other brands that, on average, scored higher than you. Finally, please explain what constitutes a “conversation” for purposes of this metric.

In response to the Staff’s comment, the Company has revised its disclosure to remove any reference to the BARE score.

Consumers want compelling content on demand, page 87

19.	Please revise your disclosure here and elsewhere in the prospectus, as appropriate, to discuss material terms of your arrangement with Virgin America and your agreement with Microsoft regarding its Xbox Live platform.

The Company advises the Staff that it has revised the disclosure on pages 87 and 88 in response to the Staff’s comment. The Company supplementally advises the Staff that the maximum aggregate amount of funding to be provided by Microsoft under the agreement is $300,000. The Company further supplementally advises the Staff that it paid Virgin America a fee of $10,000 in connection with this arrangement.

Manufacturing, logistics and fulfillment, page 96

20.	We note that you disclose terms of your arrangements with Chicony and that you have submitted the Design, Manufacturing and Supply Agreement as an exhibit. Please similarly disclose material terms of your manufacturing arrangement with Sky Light and your research and development relationship with Ambarella and submit any material contracts as exhibits to the draft registration statement.

The Company respectfully advises the Staff that the Company does not believe it is necessary to file the Company’s agreements with Sky Light as an exhibit to the Registration Statement or provide a description of the terms and conditions of such agreement in the prospectus because the agreement was made in the ordinary course of business and the Company’s business is not substantially dependent on such agreement. The Company advises the Staff it has revised page 96 of the Registration Statement to explain that Chicony manufactured the products from which the Company derived most of its revenue to date. The Company further advises the Staff that it is familiar with many contract manufacturers that would have the capacity to produce its products if the Company sought to move production from its current manufacturers.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

With respect to Ambarella, the Company further supplementally advises the Staff that the work previously described on page 96 in the Registration Statement as originally submitted was pursuant to what the Company regards as an industry standard software kit license with Ambarella. Pursuant to this license the Company has the right to use software tools to facilitate the design of the Company’s products that are compatible with Ambarella’s chips for no charge. Therefore, the Company advises the Staff that it does not believe it is necessary to provide a description of the terms and conditions of this agreement in the Registration Statement as the agreement is not material to the Company. This example was originally included to illustrate the manner in which the Company works with its vendors for the development of components that will support future products, as referred to in the preceding sentence of that paragraph. To avoid confusion regarding the significance of these activities, the Company has revised its disclosure on page 96 to remove the reference to its cooperative research and development relationship with Ambarella.

Competition, page 100

21.	We note your disclosure that you believe your devices “enable differentiated use cases” than competing devices; however, other than the availability of GoPro Studio and the GoPro App and various accessories, it is not clear how your cameras themselves are differentiated from your competitors’ cameras or other capture devices. Please clarify. Please also expand your disclosure to provide the bases for your belief that you compete favorably with respect to the factors listed in the last paragraph of this section. Finally, expand your discussion of the competitive landscape for cameras and other capture devices. For instance, explain the limitations of traditional cameras or alternative devices that your devices are intended to address, and describe any barriers to entry into the marketplace that your competitors may face.

In response to the Staff’s comment, the Company has revised its disclosure on pages 100 and 101.

Intellectual property, page 101

22.	We note your disclosure that you hold design and utility patents for “various aspects” of your cameras. Revise to clarify which aspects of your cameras your intellectual property specifically protects.

In response to the Staff’s comment, the Company has revised its disclosure on page 101.

23.	Please also revise your disclosure to discuss the allocation of intellectual property rights under your arrangements with your manufacturers. In particular, please revise to discuss whether your intellectual property rights have changed with the transition in your manufacturing agreements which you discuss on page 96. In this regard, your disclosure on page 96 suggests that you did not own the intellectual property related to products developed by your manufacturing partners under the prior manufacturing model.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

The Company supplementally advises the Staff that the Company completed its transition away from original design manufacturer arrangements in 2011, and no longer sells any products produced under such arrangements. Further, this type of ODM arrangement is common in contract manufacturing. As such, the Company respectfully submits to the Staff that it believes further disclosure regarding the allocation of intellectual property rights under prior manufacturing arrangements is not material to investors. In response to the Staff’s comment, the Company has revised its disclosure on page 96 to remove the reference to owning intellectual property, as such disclosure is not material in the section “- Manufacturing, logistics and fulfillment.”

Executive officers, page 103

24.	We note your disclosure that from March 2006 to January 2013, Ms. Richardson provided consulting and management services “for a variety of companies.” Please revise to ensure you have identified each of Ms. Richardson’s principal employers during the past five years.

The Company respectfully advises the Staff that from March 2006 to January 2013, Ms. Richardson provided consulting services for a number of companies in her individual capacity, and was not, at any time, an employee of such companies. The Company has revised the disclosure on page 104 to clarify that Ms. Richardson provided such services as a self-employed independent consultant.

Employment, severance and change in control agreements, page 112

25.	Please revise to disclose material terms of your employment agreement and your change in control severance agreement with Mr. Lazar.

The Company respectfully submits to the Staff that the Company is an emerging growth company as defined in the JOBS Act and therefore will be able to meet the Item 402 disclosure requirements by providing the disclosure required under Item 402(m) for smaller reporting companies. Under Item 402(m)(2), the Company is required to disclose compensation only for its principal executive officer and the Company’s two other most highly compensated executive officers for 2013. Mr. Lazar did not join the Company until 2014 and therefore compensation arrangements with Mr. Lazar are not required to be disclosed.

Principal and Selling Stockholders, page 127

26.	From the table on page 128, the current ownership of Class A shares is unclear. For instance, it is unclear whether you have disclosed all greater than 5% holders of your Class A common stock. Please advise or revise.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

In response to the Staff’s comment, the Company has revised the disclosure on page 127.

Consolidated statements of operations, page F-4

27.	We note the reconciliation of net income to net income (loss) attributable to common stockholders provided in Note 8. Tell us how you considered the guidance in SAB Topic 6-B in concluding on the appropriate presentation of net income (loss) attributable to common stockholders on the face of the statements of operations.

In response to the Staff’s comment, the Company acknowledges the guidance in SAB Topic 6-B and has revised page F-4 to include this presentation.

Note 2. Basis of presentation, page F-7

Changes in classification, page F-7

28.	We note you made a reclassification related to your December 2012 preferred stock dividend by increasing redeemable convertible preferred stock by $25.2 million and additional paid-in capital by $54.9 million. Please tell us how the transactions were originally recorded and the accounting basis for the current classification. Cite the accounting literature supporting the reclassification.

The Company supplementally advises the Staff that on December 21, 2012, the Company paid a dividend of $117.4 million, comprised of $85.3 million and $32.1 million paid to holders of common stock and preferred stock, respectively. The dividend was paid to all stockholders pro rata on an as-converted to common stock basis. Until December 20, 2012, the Company’s Certificate of Incorporation provided that the holders of preferred stock held (i) a preferential and cumulative dividend right (the “Preferred Dividend Right”), with such Preferred Dividend Right required to be paid before any dividends could be declared or paid on the common stock, and (ii) the right to also participate in any dividends paid to the holders of common stock, pro rata on an as-converted to common stock basis. However, on December 20, 2012, the Company’s Certificate of Incorporation was amended to eliminate the Preferred Dividend Right, and to provide instead that any dividends must be paid to the holders of preferred stock and common stock pro rata on as-converted to common stock basis (the “New Dividend Right”). When the cash dividend was paid on December 21, 2012, it was paid in compliance with the New Dividend Right. For accounting purposes, the payment of the dividend to the preferred stockholders represented:

•	settlement of accumulated dividends to date;

•	prepayments of future cumulative dividends; and

•	participation in additional dividends paid to common stockholders as contractually provided for.

There is no specific guidance for private companies that deals with this particular fact pattern. Despite the legal nature of the dividend not being considered a liquidating dividend and not reducing the preferred stockholders’ liquidation claim, it was treated as a liquidating dividend because, for accounting purposes, the amount of the distribution exceeded the accumulated retained earnings.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

The Company originally recorded the dividend on the preferred stock by:

•	reducing retained earnings to zero; and

•	reducing the carrying amount of the preferred stock by the remaining amount of dividends paid to the preferred stockholders.

Subsequent to the reduction of the carrying amount of the preferred stock, the adjusted carrying value of the preferred stock was then accreted to its redemption value through the redemption date using the effective interest rate method with accretion recorded as a reduction of retained earnings.

As a private company, the Company was not required to classify redeemable preferred stock as mezzanine equity. The Company reported the preferred stock as mezzanine not because it was required to, but because it was more transparent disclosure given the differences in terms from its common stock. While the earnings per share (“EPS”) guidance may suggest that non-liquidating dividends paid be recorded as a reduction of income available to common stockholders as opposed to a return of capital, such guidance was not applicable to the Company as a private company that did not present EPS.

In conjunction with the filing of the Registration Statement, the Company considered the guidance in FASB ASC 480-10-S99 as well as the guidance in FASB ASC 260 (as a private company that does not present EPS, these standards were not applicable). FASB ASC 480-10-S99 requires the initial carrying amount of a redeemable equity instrument to be its issuance date fair value (which is the value at which the preferred stock was initially recorded). This guidance also indicates that reductions in the carrying amount of a redeemable equity instrument are only appropriate to the extent that the carrying amount had been previously increased through the application of the guidance within FASB ASC 480-10-S99. If the preferred stock dividends were entirely allocated to reduce the mezzanine equity account, it would result in bringing the mezzanine equity balance below its redemption value as well as its initially recorded value.

In addition, the Company considered the guidance in FASB ASC 260. FASB ASC 260-10-45-11 and FASB ASC 260-10-S99-2 indicate that declaring preferred dividends, or settling preferred stock at amounts that differ from its carrying value, must be accounted for in EPS. In addition, FASB ASC 260-10-45-60B illustrates the concept that cumulative dividends declared but unpaid in the prior year do not result in EPS events in the current year if the dividends are ultimately paid, as it represents settlement of amounts already provided for under the EPS guidance.

If the dividend paid in 2012 was recorded as a reduction of the carrying value of the preferred stock, because the preferred stock is mandatorily redeemable, it is required to be accreted to its redemption value. Therefore, this could result in double counting the EPS charge. The Company would have recorded an EPS charge in 2012 for paying the dividend, but would then have subsequent EPS charges in future years as a result of the accretion, both stemming from a single activity of paying cash. The application of the EPS guidance and the balance sheet presentation of an instrument should generally be consistent unless GAAP would specifically require otherwise.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

Therefore, in conjunction with the reissuance of the consolidated financial statements for inclusion in the Company’s Registration Statement, the Company reclassified the preferred stock dividend to only reduce the preferred stock carrying amount to the extent that such dividend payments were accreted, with any cash paid in excess of this amount recorded as a reduction of retained earnings until exhausted, then as a reduction of additional paid-in-capital until exhausted, and then as accumulated deficit.

Note 3. Summary of significant accounting policies, page F-9

Revenue recognition, page F-11

29.	With respect to your valuation of implied post contract support (PCS) using the best estimate of selling price (BESP), please tell us how you determined the BESP. Describe the process for valuing this deliverable, including your assessment of the value of future unspecified firmware upgrades and the amount of time and support estimated to be incurred. Also discuss how you determined that the amortization period of the PCS is one year.

The Company advises the Staff that in determining the best estimate of selling price (BESP) for its implied post contract support (PCS), the Company utilized a cost plus a reasonable margin approach. The Company’s PCS includes the right to receive, on a when and if available basis, future unspecified firmware upgrades and features, as well as bug fixes and customer support. In determining BESP, the Company evaluated the costs incurred to provide PCS, including personnel-related costs for resources focused on PCS-related deliverables. The Company then added a margin based on its historical operating performance to the aggregated PCS-related costs and recognized such costs over 12 months. The 12-month amortization period was determined through an evaluation of when the Company provided PCS related support relative to the supported product sale. PCS-related support includes telephone support, as well as expected downloads of firmware updates.

Advertising costs, page F-14

30.	Given the significance of your advertising costs in each period presented and your disclosure of sponsorship commitments (such as the disclosure on page F-42), please summarize for us the significant terms of your sponsorship commitments. Discuss the company’s evaluation of the executory contracts and whether the related costs were and should be recognized as advertising costs. The discussion should include the accounting policy applied to these contracts. Refer to FASB ASC 720-35-15-4 and 720-35-25-6.

The Company advises the Staff that the Company’s sponsorship commitments disclosed on page F-41 primarily relate to athletic events, resorts and individual athletes. The significant terms of the Company’s typical sponsorship commitments for these are summarized below:

1.	Event sponsorships range from one-time events, to event series, to multi-year contracts covering multiple events or event series. Typical benefits to GoPro include onsite placement of GoPro signage, website and social media placements and on-site booths and displays through the duration of the event.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

2.	Resort sponsorships vary from seasonal-based (such as winter sport resorts) to annual and multi-year terms. Typical benefits to GoPro are similar to the benefits from event sponsorships.

3.	Athlete sponsorships typically have a one year term. Typical benefits to GoPro include the athlete’s commitments to display and endorse GoPro products and product adornment while participating in the athlete’s sport and in promotional events, providing camera footage and social media activities.

The Company has evaluated these sponsorship agreements under the provisions of FASB ASC 720-35-15-4. Based on this evaluation, the Company’s sponsorship costs are within the scope of FASB ASC 720-35.

In response to the Staff’s comment, the Company has included sponsorship costs as part of advertising costs and revised its disclosure on page F-14 accordingly.

Note 8. Net income per share attributable to common stockholders, page F-31

31.	With respect to the table on page F-32 showing your calculation of the numerator for earnings per share for each period presented, please respond to the following:

•	Explain how you determined the amount of common stock distributed earnings and reconcile to the consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit) on page F-5.

•	Similarly explain how you determined the amount of preferred stock distributed earnings, net of accumulated accretion and reconcile to page F-5.

•	You disclose on page F-20 that the preferred stock is entitled to receive any noncumulative dividends on an equal basis with common stock. Explain how you determined the amount of undistributed earnings allocable to holders of preferred stock for each period presented. Refer to FASB ASC 26-10-45-60B.

The Company advises the Staff, with respect to the calculation of the numerator for earnings per share for each period presented, of the following (dollars in thousands):

Year ended December 31, 2010:

There were no dividends distributed to common stockholders. There were no preferred stock shares or other participating securities outstanding during the period and thus no distributed or undistributed earnings were allocated to participating securities.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

Year ended December 31, 2011:

In accordance with FASB ASC 260-10-45-60B, net income was first reduced by the amount of dividends declared and distributed in the period on common stock of $5,071. The amount was then further reduced by the contractual amount of dividends for the period to preferred stockholders of $5,815.

Prior to December 20, 2012, the preferred stock shares had rights to preferential cumulative dividends for three years at the higher of the cumulative 8% annual dividend rate or any declared dividends. In the event a dividend was paid on common stock, the holders of preferred stock were entitled to participate in such dividends on an as-if converted, pari passu basis. Any participating dividends decrease the amount of accrued or future cumulative dividends. For the year ended December 31, 2011, the contractual annual 8% dividend amount was higher than the pari passu undistributed earnings for the preferred stockholders and thus no further earnings allocation was required.

On the consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit), the common stock distributed earnings are presented within cash distributions to stockholders for common stock ($5,071 in the year ended December 31, 2011) and the preferred stock dividend accretion of $3,432 was calculated based on the effective interest method and accreted over the five year redemption period consistent with FASB ASC 480-10-S99-2.

Nine months ended September 30, 2012:

In the nine months ended September 30, 2012, there were no dividends declared. Net income for the period was reduced by the contractual cumulative dividends for the period to preferred stockholders of $5,601. The remaining earnings were then allocated to common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed.

For the nine months ended September 30, 2012, the pari passu undistributed earnings for the preferred stockholders exceeded the contractual annual 8% dividend amount and thus there was a further earnings allocation of $950 to the holders of preferred stock. The remaining earnings were then allocated to the other participating securities in the amount of $62 based on their respective rights to receive dividends.

Year ended December 31, 2012:

In accordance with FASB ASC 260-10-45-60B, net income was first reduced by the amount of dividends declared and distributed in the period on common stock and unvested early exercised options and restricted stock of $85,282 ($84,828 paid to common stockholders and $454 paid to holders of unvested early exercised options and restricted stock). Net income was then further reduced by $26,927. This was calculated as follows:

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

•	$32,079 of dividends were declared and distributed to preferred stockholders, which as described in Note 5 to the financial statements, represented a settlement of accumulated dividends to date, prepayments of future cumulative dividends and participation in additional dividends paid to common stockholders as contractually provided for;

•	reduced by $5,815 of preferred stock dividends that had been accumulated in 2011, but paid in 2012. These 2011 cumulative dividends were not included in the 2012 preferred stock distributed earnings in accordance with FASB ASC 260-10-45-60B; and

•	increased by $663 of cumulative dividends attributable to 2011, which were forfeited by certain preferred stockholders who converted their shares into common stock in 2012 prior to the dividend declaration.

As these declared dividends represented a settlement of accumulated dividends as of December 20, 2012, the 2012 contractual annual 8% cumulative dividends were already included in that amount. On such date the Company amended its Articles of Incorporation to eliminate the 8% annual cumulative dividends. The holders of the preferred stock do not have a contractual obligation to share in losses. Therefore, because the period results in distributed earnings in excess of net income, no loss was allocated to the preferred stock.

On the consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit), the total cash distribution to stockholders for the year ended December 31, 2012 was $117,361. The total distributed earnings in the calculation of the numerator for earnings per share for the year ended December 31, 2012 was $112,209. The difference is due to the $5,815 of preferred stock dividends that had been accumulated in 2011, net of the $663 of 2011 preferred stock dividends forfeited in 2012. The total cash distribution of $117,361 to stockholders on the consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit) is reflected as $6,713 to preferred stock and $110,648 to common stock. This is due to the application of FASB ASC 480-10-S99 (as discussed in response 28 above), which resulted in the preferred stock carrying amount being reduced only to the extent that such dividend payments were accreted, and not by the entire amount of the dividend.

Nine months ended September 30, 2013:

In the nine months ended September 30, 2013, there were no dividends declared. Additionally, the 8% annual cumulative dividend on preferred stock had been removed. Therefore, the earnings were allocated to common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. The pari passu earnings allocable to the holders of preferred stock was $4,601 for the period and those allocable to the holders of unvested early exercised options and restricted stock was $52.

We have revised our disclosure on page F-29 to clarify that prior to December 20, 2012, all preferred stock participating dividends first reduced accrued past or future preferred dividends, and that the preferred stock is not obligated to participate in losses.

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

32.	Please explain why the calculation of supplemental pro forma net income per share is computed based on the number of shares whose proceeds would be necessary to repay the outstanding credit facility balance at September 30, 2013, and not based on the number of shares whose proceeds would be necessary to pay the dividend to the extent that the dividend exceeded earnings in fiscal 2012. Further, please explain why the numerator in the calculation should be adjusted to reverse the interest expense, net of tax on the credit facility. Please refer to SAB Topic 1.B.3.

The Company considered the guidance in the Division of Corporate Finance Financial Reporting Manual 3420.2 for dividends declared within the previous 12 months in excess of earnings. The Company acknowledges the Staff’s comment and agrees that SAB Topic 1.B.3 would have applied if the Company’s registration statement containing the consolidated financial statements for the nine-month period ended September 30, 2013 had been declared effective by the Staff, as the dividend referenced was declared and paid on December 21, 2012. However, as a result of the Company amending the Registration Statement to include the consolidated financial statements for the year ended December 31, 2013, that guidance no longer applies as the dividend was not paid during the last 12 months.

Further, the proceeds from the offering will be used to fully repay the outstanding credit facility and therefore, in accordance with SAB Topic 3.A, supplemental pro forma per share data is presented to reflect the shares required to be sold to retire the debt in the denominator (to be calculated using the assumed initial offering price when known) and the numerator is adjusted to reverse the interest expense, net of tax, related to that debt.

Note 9. Financing arrangements, page F-36

Credit facility, page F-36

33.	Please disclose the face amount of the term loan facility and the related amount of debt discount, as well as the effective interest rate. Refer to FASB ASC 835-30-45-1A and 45-2.

In response to the Staff’s comment, the Company has modified its credit facility disclosure on page F-35 to include the face amount, related debt discount balance and effective interest rate related to the term loan facility for December 31, 2012 and 2013.

Note 14. Concentrations of risk and segment information, page F-44

34.	On page F-7, you disclose that product offerings include cameras and accessories. Please tell us how you considered the disclosures of revenues by products in FASB ASC 280- 10-50-40.

The Company advises the Staff that it discloses its product offerings to acquaint investors with the range of products that the Company sells. The Company’s revenue is comprised of product revenue, net of returns and sales incentives. The Company considered the disclosure requirements prescribed by FASB ASC 280-10-50-40 and determined that it was not practicable to disclose

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

revenue by the categories of cameras and accessories as the Company does not record sales incentives by product category. The Company further advises the Staff that it does not track revenue by product category because it is not practicable to do so.

Exhibits, page II-4

35.	Please refer to Regulation S-K, Item 601(b)(10)(ii)(A) and submit the agreement with Foxteq Holdings that is referenced on page 125. Please also submit the agreements referenced in “Share of proceeds from sale of equity securities” on pages 124-125 as exhibits. Finally, please submit the credit facility entered into in December 2012 as an exhibit to the draft registration statement, or tell us why you do not believe it is required.

The Company respectfully advises the Staff that the various agreements with an affiliate of Foxteq Holdings Inc. that are referenced on page 125 are not material contracts as defined under Item 601(b)(10) of Regulation S-K as the amount of services provided and the consideration paid under the agreements are not material in amount or significance to the Company. Foxteq Holdings Inc. is an affiliate of a large contract manufacturer, Hon Hai Precision Ind. Co. Ltd. (also referred to as Foxconn). The services Foxconn delivered under the referenced agreements largely related to its planning for the possible manufacture of products for the Company and are of the nature of services Foxconn delivers, and that the Company uses, in the ordinary course of their respective businesses.

The Company respectfully advises the Staff that the Company believes no additional agreements referenced in “Share of proceeds from sale of equity securities” on pages 124-125 need to be filed as exhibits. While Mr. Dana and Mr. Woodman are securityholders named in the Registration Statement, and Mr. Woodman is one of the Company’s directors and officers, the Company was not party to the original verbal agreement between Mr. Woodman and Mr. Dana and the material terms of that verbal agreement are disclosed in the Registration Statement. The equity agreements pursuant to which the Company issued Mr. Dana the options and RSUs described on page 125 are on the Company’s standard forms of equity agreements filed with the Registration Statement as Exhibit 10.02. The December 2011 Contribution Agreement was filed with the Registration Statement as Exhibit 10.11.

In response to the Staff’s comment, the Company has filed the credit facility agreement entered into in December 2012 as Exhibit 10.15 to Draft No. 2.

* ** * * * * * * * *

United States Securities and Exchange Commission

Division of Corporation Finance

March 14, 2014

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7657.

Sincerely,

/s/ Daniel J. Winnike

Daniel J. Winnike Fenwick & West LLP

cc:	Sharon Zezima, General Counsel

Jack Lazar, Chief Financial Officer

GoPro, Inc.

Michael Esquivel, Esq.

Cindy Hess, Esq.

Fenwick & West LLP

Johan Furstenberg

PricewaterhouseCoopers LLP

Robert G. Day, Esq.

Allison B. Spinner, Esq.

Wilson Sonsini Goodrich & Rosati a Professional Corporation